Quarterly Holdings Report
for
Fidelity Managed Retirement 2010 Fund℠
October 31, 2023
RW30-NPRT1-1223
1.858593.117
Domestic Equity Funds - 7.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	7,180	94,990
Fidelity Series Commodity Strategy Fund (a)	443	44,025
Fidelity Series Large Cap Growth Index Fund (a)	3,607	59,979
Fidelity Series Large Cap Stock Fund (a)	3,578	63,374
Fidelity Series Large Cap Value Index Fund (a)	8,464	114,430
Fidelity Series Small Cap Core Fund (a)	32	301
Fidelity Series Small Cap Opportunities Fund (a)	2,475	28,715
Fidelity Series Value Discovery Fund (a)	2,952	42,212
TOTAL DOMESTIC EQUITY FUNDS (Cost $396,735)		448,026

International Equity Funds - 13.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,046	40,114
Fidelity Series Emerging Markets Fund (a)	7,755	59,870
Fidelity Series Emerging Markets Opportunities Fund (a)	15,128	239,632
Fidelity Series International Growth Fund (a)	6,887	101,921
Fidelity Series International Index Fund (a)	3,619	38,286
Fidelity Series International Small Cap Fund (a)	6,037	87,656
Fidelity Series International Value Fund (a)	9,539	101,490
Fidelity Series Overseas Fund (a)	9,005	101,942
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $751,147)		770,911

Bond Funds - 70.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	114,642	1,090,246
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	9,896	72,240
Fidelity Series Corporate Bond Fund (a)	56,785	481,536
Fidelity Series Emerging Markets Debt Fund (a)	4,304	30,341
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,120	10,121
Fidelity Series Floating Rate High Income Fund (a)	657	5,880
Fidelity Series Government Bond Index Fund (a)	82,670	720,060
Fidelity Series High Income Fund (a)	4,023	31,779
Fidelity Series International Credit Fund (a)	673	5,071
Fidelity Series International Developed Markets Bond Index Fund (a)	28,043	233,876
Fidelity Series Investment Grade Bond Fund (a)	77,259	722,369
Fidelity Series Investment Grade Securitized Fund (a)	58,546	483,593
Fidelity Series Long-Term Treasury Bond Index Fund (a)	48,563	242,331
Fidelity Series Real Estate Income Fund (a)	731	6,618
TOTAL BOND FUNDS (Cost $4,754,109)		4,136,061

Short-Term Funds - 8.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(b)	100,166	100,166
Fidelity Series Short-Term Credit Fund (a)	10,257	98,770
Fidelity Series Treasury Bill Index Fund (a)	30,150	299,393
TOTAL SHORT-TERM FUNDS (Cost $502,921)		498,329

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,404,912)	5,853,327
NET OTHER ASSETS (LIABILITIES) - 0.0%	(135)
NET ASSETS - 100.0%	5,853,192

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,134,177	48,378	95,656	2	(3,506)	6,853	1,090,246
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	82,192	3,266	7,338	68	(2,026)	(3,854)	72,240
Fidelity Series Blue Chip Growth Fund	98,750	11,100	4,975	304	17	(9,902)	94,990
Fidelity Series Canada Fund	45,687	3,195	4,102	-	173	(4,839)	40,114
Fidelity Series Commodity Strategy Fund	46,405	2,948	3,740	1,015	(344)	(1,244)	44,025
Fidelity Series Corporate Bond Fund	501,092	36,741	24,306	5,286	(2,202)	(29,789)	481,536
Fidelity Series Emerging Markets Debt Fund	31,828	2,202	1,675	492	(333)	(1,681)	30,341
Fidelity Series Emerging Markets Debt Local Currency Fund	10,782	723	703	-	(61)	(620)	10,121
Fidelity Series Emerging Markets Fund	57,577	17,470	7,556	-	(1,043)	(6,578)	59,870
Fidelity Series Emerging Markets Opportunities Fund	259,375	47,326	33,673	-	(4,286)	(29,110)	239,632
Fidelity Series Floating Rate High Income Fund	6,301	401	795	143	(36)	9	5,880
Fidelity Series Government Bond Index Fund	728,582	56,281	32,612	5,321	(2,891)	(29,300)	720,060
Fidelity Series Government Money Market Fund 5.41%	133,727	5,840	39,401	1,658	-	-	100,166
Fidelity Series High Income Fund	33,470	1,893	2,156	502	(319)	(1,109)	31,779
Fidelity Series International Credit Fund	5,135	49	-	49	-	(113)	5,071
Fidelity Series International Developed Markets Bond Index Fund	239,506	11,652	12,331	541	(1,891)	(3,060)	233,876
Fidelity Series International Growth Fund	115,383	9,936	10,803	-	(150)	(12,445)	101,921
Fidelity Series International Index Fund	43,565	3,038	3,833	-	57	(4,541)	38,286
Fidelity Series International Small Cap Fund	36,319	57,486	1,630	-	(128)	(4,391)	87,656
Fidelity Series International Value Fund	116,088	6,112	12,631	-	490	(8,569)	101,490
Fidelity Series Investment Grade Bond Fund	744,500	56,567	36,062	7,604	(2,987)	(39,649)	722,369
Fidelity Series Investment Grade Securitized Fund	505,391	36,899	24,706	4,915	(2,955)	(31,036)	483,593
Fidelity Series Large Cap Growth Index Fund	62,378	5,824	3,467	-	681	(5,437)	59,979
Fidelity Series Large Cap Stock Fund	69,175	5,264	3,820	1,558	314	(7,559)	63,374
Fidelity Series Large Cap Value Index Fund	128,523	6,039	7,793	-	877	(13,216)	114,430
Fidelity Series Long-Term Treasury Bond Index Fund	240,090	51,341	10,961	2,030	(1,660)	(36,479)	242,331
Fidelity Series Overseas Fund	115,511	8,959	9,891	-	110	(12,747)	101,942
Fidelity Series Real Estate Income Fund	8,745	412	2,047	146	(369)	(123)	6,618
Fidelity Series Short-Term Credit Fund	98,710	5,416	5,161	717	(161)	(34)	98,770
Fidelity Series Small Cap Core Fund	352	-	3	-	-	(48)	301
Fidelity Series Small Cap Opportunities Fund	31,634	2,945	1,500	143	218	(4,582)	28,715
Fidelity Series Treasury Bill Index Fund	378,331	17,303	95,931	4,780	(247)	(63)	299,393
Fidelity Series Value Discovery Fund	47,420	1,027	3,108	-	405	(3,532)	42,212
	6,156,701	524,033	504,366	37,274	(24,253)	(298,788)	5,853,327

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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